Offerings - Offering: 1	Dec. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 17,203,812.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,375.85
Offering Note	Tender Offer of 5% of Net Asset Value as of September 30, 2025.